Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of Share capital

	Ordinary shares of USD0.001 each
	Number of	Nominal	Nominal
	shares	value	value
		USD’000	RMB’000
Authorised:
As at 1 January 2018, 31 December 2018 and 1 January 2019	121,983,052	122	802
Increase of authorised shares	1,378,016,948	1,378	9,797
As at 31 December 2019 and 2020	1,500,000,000	1,500	10,599
Issued and paid:
As at 1 January 2018	41,000,000	41	259
Issuance of shares (Note i)	798,219	1	6
As at 31 December 2018 and 1 January 2019	41,798,219	42	265
Issuance of shares held as treasury shares (Note 33)	5,940,452	6	41
Issuance of shares upon initial public offering (Note ii)	7,500,000	8	53
Preferred shares converted into ordinary share upon initial public offering (Note iii)	15,600,000	16	110
As at 31 December 2019, 1 January 2020 and 31 December 2020	70,838,671	72	469

Note i:

During the year ended 31 December 2018, the Company entered into an investment agreement to allot and issue 798,219 ordinary shares of the Company at RMB31.80 per share to an independent third party. Pursuant to such investment agreement, a put option enabling the investor of these ordinary shares to dispose of the shares of the Company at a guaranteed return was issued. Such put option was recognised as “Derivative financial instrument” and subsequently measured at fair value through profit and loss. The put option was lapsed upon the completion of initial public offering.

Note ii:

On October 25, 2019, the Company was listed on NASDAQ Global market in the United States and issued 2,500,000 American Depositary Shares (representing 7,500,000 ordinary shares of the Company).

Note iii:

On October 25, 2019, upon completion of the Company’s initial public offering, 15,600,000 of convertible redeemable preferred shares were converted into 15,600,000 ordinary shares (Note 26).

Note iv:

On 13 October 2020, the Company announced that its board of directors had approved a share repurchase program, under which the Company was authorized to repurchase in the open market up to US$6.0 million worth of its American depositary shares ("ADSs") from time to time until 12 October 2021, depending on general market conditions, trading price and other factors, as well as subject to the applicable laws and the Company's securities trading policy. In October 2020, 135,000 ordinary shares were repurchased as treasury shares with a total consideration of approximately RMB2 million.